Derivative Financial Instruments - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NZD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 NZD ($)	Apr. 05, 2011
Cross-currency swap
Derivative [Line Items]
Derivative, basis spread on variable rate							4.10%
Derivative, fixed interest rate							13.41%
Amount reclassified from accumulated other comprehensive income (loss) to Other, net				$ (500,000)	$ (900,000)
Interest Rate Swap | Replacement Swap [Member]
Derivative [Line Items]
Derivative, fixed interest rate	13.41%					13.41%
Interest Rate Swap | Huawei Loan [Member]
Derivative [Line Items]
Derivative, fixed interest rate							9.61%
Derivative, Basis Spread on Variable Rate							4.10%
Interest Rate Swap | BKBM rate
Derivative [Line Items]
Derivative, basis spread on variable rate	4.10%					4.10%
Interest Rate Swap | BKBM rate | Huawei Loan [Member]
Derivative [Line Items]
Derivative, basis spread on variable rate							5.51%
Interest Rate Swap | Other current liabilities and accrued expenses | Huawei Loan [Member]
Derivative [Line Items]
Derivative liability, interest rate, fair value	$ 0			100,000
Interest Rate Swap | Other current liabilities and accrued expenses | Huawei Loan [Member] | Replacement Swap [Member]
Derivative [Line Items]
Derivative liability, interest rate, fair value	0			100,000
Interest Rate Swap | Prepaid expenses and other current assets
Derivative [Line Items]
Restricted cash pledged as collateral				1,000,000
Cash collateral returned upon termination domestic interest rate swap agreement				1,000,000
Interest Rate Swap | 2degrees
Derivative [Line Items]
Derivative, notional amount	133,100,000					$ 187,500,000
Matured derivative notional amount	$ 7,100,000	$ 10,000,000
Derivative description	The agreements have effective dates from March 31, 2014 through June 30, 2020 and termination dates from March 29, 2018 to June 30, 2022.	The agreements have effective dates from March 31, 2014 through June 30, 2020 and termination dates from March 29, 2018 to June 30, 2022.	The agreements have effective dates from March 31, 2014 through June 30, 2020 and termination dates from March 29, 2018 to June 30, 2022.
Interest Rate Swap | 2degrees | Other non-current liabilities
Derivative [Line Items]
Derivative liability, interest rate, fair value	$ 1,900,000			1,800,000
Interest Rate Swap | 2degrees | Minimum
Derivative [Line Items]
Derivative, fixed interest rate	2.29%					2.29%
Interest Rate Swap | 2degrees | Maximum
Derivative [Line Items]
Derivative, fixed interest rate	4.765%					4.765%
Foreign Exchange Contract | 2degrees | Other, net
Derivative [Line Items]
Foreign exchange gain (loss) recognized in other, net	$ (1,100,000)			1,600,000
Foreign Exchange Contract | 2degrees | Sell NZD
Derivative [Line Items]
Matured derivative notional amount		$ 63,900,000
Short-term forward exchange contracts to sell and buy currencies						$ 27,500,000
Foreign Exchange Contract | 2degrees | Buy US Dollar
Derivative [Line Items]
Matured derivative notional amount	46,100,000
Short-term forward exchange contracts to sell and buy currencies	$ 19,500,000
Foreign Exchange Contract | 2degrees | Buy Euro
Derivative [Line Items]
Matured derivative notional amount | €			€ 0.2
Foreign Exchange Contract | 2degrees | Prepaid expenses and other current assets
Derivative [Line Items]
Foreign currency contracts, asset, fair value disclosure				$ 1,100,000